Accumulated Other Comprehensive Income (Loss) - Reclassification Adjustments From AOCI (Details 2) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Reclassification adjustments from accumulated other comprehensive income
Reclassification from accumulated other comprehensive income to investment revenues, before taxes	$ 20	$ 17
Income tax effect	(87)	(8)
Net income	165	35
Unrealized gains on investment securities | Reclassification adjustments
Reclassification adjustments from accumulated other comprehensive income
Reclassification from accumulated other comprehensive income to investment revenues, before taxes	2	6
Income tax effect	(1)	(2)
Net income	$ 1	$ 4